Other Information - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Customer	Jun. 30, 2013 Customer	Dec. 31, 2013
Schedule Of Other Information [Line Items]
Cash balances	$ 11,500,000		$ 11,500,000		$ 16,200,000
Income tax (expense) benefit	15,458,000	(1,779,000)	18,673,000	411,000
Effective tax rate	37.70%	51.40%	32.90%	10.50%
Pre-tax income (loss)	(41,058,000)	3,440,000	(56,815,000)	(3,807,000)
Number of customers			2	1
Shares authorized	1,002		1,002		1,002
Shares issued	1,002		1,002		1,002
Shares outstanding	1,002		1,002		1,002
Sales Revenue, Net [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales			10.00%	10.00%
Spanish Subsidiary [Member]
Schedule Of Other Information [Line Items]
Cash dividend distributed			3,800,000
Mexican Subsidiary [Member]
Schedule Of Other Information [Line Items]
Cash dividend distributed			1,800,000
AutoZone [Member]
Schedule Of Other Information [Line Items]
Receivable balances	111,600,000		111,600,000		129,100,000
AutoZone [Member] | Sales Revenue, Net [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales			26.70%	29.30%
General Motors Company [Member]
Schedule Of Other Information [Line Items]
Receivable balances	$ 24,100,000		$ 24,100,000		$ 17,600,000
General Motors Company [Member] | Sales Revenue, Net [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales			14.70%